Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of Concentration of Risk
The following table summarizes customers with greater than 10% of the accounts receivables:

	December 31, 2020	December 31 2021
Customer A — Social media platform	12%	*
Customer B — Educational institution application	*	16%

Schedule Assets and Liabilities Measured at Fair Value
The following table sets forth the Group’s assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy:

	As of December 31, 2021
	Level 1	Level 2	Level 3	Balance at Fair value
	(US$ thousand)
Short-term investments — financial products issued by banks	—	20,168	—	20,168
Long-term investment - debt security	—	—	5,196	5,196

	As of December 31, 2020
	Level 1	Level 2	Level 3	Balance at Fair value
	(US$ thousand)
Short-term investments — financial products issued by banks	—	24,046	—	24,046

Schedule of Useful lives of Property and Equipment
Property and equipment, net consisted of the following:

	As of December 31,
	2020	2021

	(US$ thousand)
Cost:
Network equipment	$19,901	$27,804
Electronic equipment	2,232	3,324
Leasehold improvements	1,950	2,755
Furniture, computers and office equipment	874	1,064

Total cost	24,957	34,947
Less: accumulated depreciation	(8,203)	(16,879)
Capitalized internal-use software development costs	—	844
Construction in progress	—	282

Property and equipment, ne t	$16,754	$19,194

Schedule of Disaggregation of Revenue
The following table presents the Group’s revenues disaggregated by primary geographical markets:

	Year Ended December 31,
	2019	2020	2021

	(US$ thousand)
Primary geographical markets based on customers’ location
PRC	$50,584	$107,092	$117,944
United States	5,296	10,019	17,281
Others	8,548	16,453	32,757

Total revenues	$64,428	$133,564	$167,982

Available for sale debt securities [Member]
Schedule Of Fair Value, Assets Measured On Recurring Basis, Unobservable Input Reconciliation
The following table provides information about the reconciliation of the Level 3 fair value measurement of available-for-sale debt securities for the periods indicated:

US$ thousand
Fair value of Level 3 investments as at December 31, 2019 and 2020	—
New addition	5,000
Interest income and change in fair value of the investments	196

Fair value of Level 3 investments as at December 31, 2021	5,196

Schedule Of Fair Value Measurement Inputs and Valuation Techniques	The significant unobservable inputs adopted in the valuation as of December 31, 2021 are as follows:

Selected P/S ratio	9.96x
Discount rate	12%
Probability of exit events	Liquidation scenario: 20% Redemption scenario: 40% IPO scenario: 40%
Lack of marketability discount	22%

Property and equipment of estimated useful lives [Member]
Schedule of Useful lives of Property and Equipment
The estimated useful lives of property and equipment are as follows:

Estimated Useful Lives
Electronic equipment	3 years
Furniture, computers and office equipment	3 years
Network equipment	3 years
Leasehold improvements	Shorter of the lease term or the estimated useful life
Capitalized software	3-5 years